Summary of Significant Accounting Policies - Schedule of Finite Useful Lives and the Average Useful Lives (Details)	12 Months Ended
Dec. 31, 2023
Technology software [Member] | Bottom of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	5 years
Technology software [Member] | Top of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	10 years
Brands [Member] | Bottom of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	22 years
Brands [Member] | Top of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	25 years
Customer Relationships [Member] | Bottom of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	3 years
Customer Relationships [Member] | Top of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	17 years
Non-competition agreements [Member] | Bottom of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	5 years
Non-competition agreements [Member] | Top of range [member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful life	6 years